RESTATEMENTS	6 Months Ended
Jun. 30, 2011
RESTATEMENTS
4.  RESTATEMENTS

On March 4, 2011, the Company granted an investor the right to convert $70,735 of principal and accrued interest related to the 2007 subscription agreement debentures at 0.60 per share of common stock.  On March 31, 2011, the Company granted two additional investors the right to convert $42,383 of principal and accrued interest also related to the 2007 subscription agreement debentures for $0.15 per share of common stock  The conversion price was previously $2.912 per share.  As a result of anti-dilution provisions in various debentures and warrant agreements, conversion prices related to the first and second quarter 2010 convertible debentures adjusted from $0.66 per share to $0.60 per share and then to $0.15 per share, and exercise prices related to warrants issued with the first, second and third quarter debentures adjusted from $0.66 per share to $0.60 per share then to $0.15 per share.  The anti-dilution provisions also triggered the issuance of an additional 1,614,114 warrants.  At issuance, these additional warrants had approximately a six year term to maturity to match the remaining term of the originally issued warrants.  On March 4 and March 31, 2011, the Company determined the aggregate fair values of the warrants to be $667,144.  In its consolidated financial statements as of and for the three months ended March 31, 2011, the Company determined that it had not recorded the effect of the anti-dilution provisions related to the March 4 and March 31 conversions.  Further, as a result of the Company granting these conversions (which were not accounted for by the Company in its March 31, 2011 financial statements), changes in the Company’s common stock price and other derivative valuation factors, the calculation of the fair value of the related derivative instruments changed from a gain of $817,308 to a loss of $107, 545 as of March 31, 2011.  The valuation of the warrants at issuance and the change in the valuation of the derivative liabilities through quarter-end resulted in an increase of $1,591,997 to the Company’s carrying value for derivative instruments as of March 31, 2011 to $1,894,004.

In addition, the Company erroneously calculated the value of the charges for the reduction of the conversion price related to March 4 and March 31, 2011 conversions to equity.  The Company initially recorded the charges at $791,099.  The Company should have recorded a charge of $183,952 based on the fair value of the incremental shares granted as a result of the reduced conversion prices.

A summary of the Company’s interim condensed consolidated balance sheet and statement of operations as originally reported and as restated is as follows:

	As of, and for the Three Months ended,
	March 31, 2011
	As	As Originally
	Restated	Reported	Change

Current Assets	$379,480	$379,480	$-
Total Assets	1,021,005	1,021,005	-

Derivative instruments	1,894,004	302,007	1,591,997
Current Liabilities	6,489,305	4,897,308	1,591,997
Total Liabilities	7,623,101	6,031,104	1,591,997

Additional paid-in capital	22,602,123	23,209,270	(607,147)
Accumulated deficit	(29,205,438)	(28,220,588)	(984,850)
Total shareholders' deficit	(6,602,096)	(5,010,099)	(1,591,997)

Product sales, net	101,247	101,247	-
Net loss from operations	(562,491)	(562,491)	-

Interest expense	(683,564)	(1,290,711)	607,147
Change in fair value of derivative instruments	(107,545)	817,308	(924,853)
Charge resulting from triggered anti-dilution provisions within financial instruments	(667,144)	-	(667,144)

Net loss applicable to common shareholders	(2,133,047)	(1,148,197)	(984,850)
Basic and diluted net loss per common share	(0.19)	(0.10)	(0.09)